Annual Total Returns [BarChart] - PGIM JENNISON DIVERSIFIED GROWTH FUND - Class A	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2010	7.17%
Annual Return 2011	(0.61%)
Annual Return 2012	16.31%
Annual Return 2013	34.56%
Annual Return 2014	10.18%
Annual Return 2015	2.65%
Annual Return 2016	7.33%
Annual Return 2017	22.94%
Annual Return 2018	(1.35%)
Annual Return 2019	30.24%

[1]	These annual total returns do not include deductions for sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver in effect through November 30, 2021, the annual returns would have been lower, too. The total return of the Fund’s Class A shares for the period January 1, 2020 to June 30, 2020 was 12.69%.